PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of composition of property, plant and equipment
The composition by category of Property, plant and equipment is as follows:

	Gross Book Value		Accumulated depreciation		Net Book Value
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
a) Property, plant and equipment
Construction in progress (1)	682,773	479,871	—	—	682,773	479,871
Land	39,778	39,818	—	—	39,778	39,818
Buildings	124,298	120,736	(66,759)	(60,313)	57,539	60,423
Plant and equipment	13,340,403	11,727,067	(5,691,286)	(5,085,126)	7,649,117	6,641,941
Own aircraft (3)	12,056,302	10,678,834	(5,405,503)	(4,831,914)	6,650,799	5,846,920
Other (2)	1,284,101	1,048,233	(285,783)	(253,212)	998,318	795,021
Machinery	26,081	24,005	(25,091)	(22,927)	990	1,078
Information technology equipment	169,597	158,900	(149,900)	(139,607)	19,697	19,293
Fixed installations and accessories	209,524	174,859	(142,509)	(126,886)	67,015	47,973
Motor vehicles	50,118	48,320	(44,668)	(42,323)	5,450	5,997
Leasehold improvements	255,494	236,509	(71,048)	(61,760)	184,446	174,749
Subtotal Properties, plant and equipment	14,898,066	13,010,085	(6,191,261)	(5,538,942)	8,706,805	7,471,143
b) Right of use
Aircraft	6,636,160	5,810,997	(3,581,466)	(3,262,942)	3,054,694	2,548,055
Other assets	418,923	398,017	(233,408)	(230,518)	185,515	167,499
Subtotal Right of use	7,055,083	6,209,014	(3,814,874)	(3,493,460)	3,240,209	2,715,554
Total	21,953,149	19,219,099	(10,006,135)	(9,032,402)	11,947,014	10,186,697
(1)As of December 31, 2025, includes advances paid to aircraft manufacturers for Th US$616,569 (ThUS$452,765 as of December 31, 2024).
(2)Consider mainly rotables and tools.
(3)As of December 31, 2025 , were transferred from right-of-use assets to property, plant and equipment, 13 aircraft: 11 Airbus A321 for ThUS$255,200 and 2 Boeing B787-8 for ThUS$86,000. As of December 31, 2024 were transferred from right-of-use assets to property, plant and equipment, 9 aircraft, 3 Airbus A320 for ThUS$34,760 and 6 Boeing B777 for ThUS$296,198.
Schedule of movement of property, plant and equipment	Movement in the different categories of Property, plant and equipment:

	Construction in progress	Land	Buildings net	Plant and equipment net	Information technology equipment net	Fixed installations & accessories net	Motor vehicles net	Leasehold improvements net	Property, Plant and equipment net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as January 1, 2023	388,810	44,349	68,996	6,304,848	16,609	37,072	423	160,027	7,021,134
Additions	8,835	—	—	870,640	5,794	4,246	—	48,866	938,381
Disposals	—	—	—	(2,701)	(1)	—	(16)	—	(2,718)
Retirements	(83)	—	—	(87,652)	(12)	(2)	—	—	(87,749)
Depreciation expenses	—	—	(4,104)	(716,590)	(5,918)	(8,789)	(68)	(10,185)	(745,654)
Foreign exchange	726	1,445	1,505	23,845	536	1,276	12	11,497	40,842
Other increases (decreases)	(140,042)	(1,550)	1,161	(156,046)	334	20,607	—	3,225	(272,311)
Changes, total	(130,564)	(105)	(1,438)	(68,504)	733	17,338	(72)	53,403	(129,209)
Closing balance as of December 31, 2023	258,246	44,244	67,558	6,236,344	17,342	54,410	351	213,430	6,891,925

Opening balance as January 1, 2024	258,246	44,244	67,558	6,236,344	17,342	54,410	351	213,430	6,891,925
Additions	20,754	—	—	1,215,040	9,669	421	—	8,289	1,254,173
Disposals	—	—	—	(2,940)	(8)	—	(2)	—	(2,950)
Retirements	—	—	—	(56,148)	(91)	(89)	—	—	(56,328)
Depreciation expenses	—	—	(3,992)	(771,104)	(5,724)	(8,877)	(65)	(9,790)	(799,552)
Foreign exchange	(1,354)	(4,426)	(3,143)	(108,966)	(1,780)	(5,401)	—	(39,593)	(164,663)
Other increases (decreases)	202,225	—	—	136,506	(115)	7,509	—	2,413	348,538
Changes, total	221,625	(4,426)	(7,135)	412,388	1,951	(6,437)	(67)	(38,681)	579,218
Closing balance as of December 31, 2024	479,871	39,818	60,423	6,648,732	19,293	47,973	284	174,749	7,471,143

Opening balance as of January 1, 2025	479,871	39,818	60,423	6,648,732	19,293	47,973	284	174,749	7,471,143
Additions	62,087	—	—	2,002,514	5,784	1,482	82	335	2,072,284
Disposals	—	—	(42)	(63,381)	(112)	—	—	—	(63,535)
Retirements	(8)	—	—	(117,315)	(215)	(164)	—	(184)	(117,886)
Depreciation expenses	—	—	(4,012)	(911,110)	(6,249)	(9,258)	(111)	(8,369)	(939,109)
Foreign exchange	(297)	1,649	1,423	55,918	1,206	3,643	34	17,903	81,479
Other increases (decreases)	141,120	(1,689)	(253)	39,849	(10)	23,339	61	12	202,429
Changes, total	202,902	(40)	(2,884)	1,006,475	404	19,042	66	9,697	1,235,662
Closing balance as of December 31, 2025	682,773	39,778	57,539	7,655,207	19,697	67,015	350	184,446	8,706,805
(b)Right of use assets:

Schedule of right of use assets

	Aircraft	Others	Net right of use assets
	ThUS$	ThUS$	ThUS$
Opening balance as January 1, 2023	1,326,821	63,706	1,390,527
Additions	1,013,314	2,988	1,016,302
Depreciation expense	(178,570)	(14,816)	(193,386)
Cumulative translate adjustment	56	3,351	3,407
Other increases (decreases)	(16,539)	(1,106)	(17,645)
Total changes	818,261	(9,583)	808,678
Closing balance as of December 31, 2023	2,145,082	54,123	2,199,205

Opening balance as January 1, 2024	2,145,082	54,123	2,199,205
Additions (*)	601,723	50,838	652,561
Depreciation expense	(284,234)	(27,315)	(311,549)
Cumulative translate adjustment	48	(8,317)	(8,269)
Other increases (decreases)	85,436	98,170	183,606
Total changes	402,973	113,376	516,349
Closing balance as of December 31, 2024	2,548,055	167,499	2,715,554

Opening balance as of January 1, 2025	2,548,055	167,499	2,715,554
Additions (*)	835,048	32,115	867,163
Depreciation expense	(395,227)	(28,863)	(424,090)
Cumulative translate adjustment	—	9,630	9,630
Other increases (decreases)	66,818	5,134	71,952
Total changes	506,639	18,016	524,655
Closing balance as of December 31, 2025	3,054,694	185,515	3,240,209

(*) As of December 31, 2024, the additions of 6 Airbus A320 aircraft and 26 Airbus A319 aircraft, as of December 31, 2025, the additions of 2 Airbus A319 aircraft, as a result of a sale and leaseback agreement.

Schedule of fleet composition	Fleet composition

		Aircraft included in Property, plant and equipment				Aircraft included as Rights of use assets				Total fleet
Aircraft	Model	As of December 31, 2025		As of December 31, 2024		As of December 31, 2025		As of December 31, 2024		As of December 31, 2025	As of December 31, 2024
Boeing 767	300ER	9		9	(1)	—		—		9	9
Boeing 767	300F	18		18	(1)	1		1		19	19
Boeing 777	300ER	10		10	(2)	—		—	(2)	10	10
Boeing 787	8	6	(2)	4		4	(2)	6		10	10
Boeing 787	9	2		2		26		25		28	27
Airbus A319	100	11		11		28		27		39	38
Airbus A320	200	86		86	(2)	49		49	(2)	135	135
Airbus A320	NEO	7		3		44		27		51	30
Airbus A321	200	30	(2)	19		19	(2)	30		49	49
Airbus A321	NEO	3		0		14		14		17	14
Airbus A330	200	0		0		3	(3)	2		3	2
Total		182		162		188		181		370	343

(1) Considers conversions from Boeing 767-300ER (passenger) to Boeing 767-300F (freighter) Aircraft.
(2) As of December 31, 2025, 13 aircraft from these fleets (11 Airbus A321 and 2 Boeing 787-8) were transferred from right-of-use assets to property, plant and equipment.As of December 31, 2024, 9 aircraft from these fleets (3 Airbus A320 and 6 Boeing B777) were transferred from right-of-use assets to property, plant and equipment.
(3) As of December 31, 2025, 3 A330-200 aircraft remain in the fleet under an operating lease with WAMOS.

Schedule of method used for the depreciation of property, plant and equipment	Method used for the depreciation of Property, plant and equipment:

		Useful life (years)
	Depreciation method	minimum	maximum
Buildings	Straight line without residual value	20	50
Plant and equipment	Straight line with residual value (*)	5	30
Information technology equipment	Straight line without residual value	5	10
Fixed installations and accessories	Straight line without residual value	10	10
Motor vehicle	Straight line without residual value	10	10
Leasehold improvements	Straight line without residual value	5	8
Assets for rights of use	Straight line without residual value	1	25

(*)A useful life of 25 years for the short-haul fleet and a range of 20 to 30 years for the long-haul fleet. Residual values are estimated based on the projected market value of the assets at the end of their lives.

Schedule of property, plant and equipment pledged as guarantee

Description of Property, plant and equipment pledged as guarantee:

				As of December 31, 2025		As of December 31, 2024
Guarantee agent (1)	Creditor company	Committed Assets	Fleet	Existing Debt	Book Value	Existing Debt	Book Value
				ThUS$	ThUS$	ThUS$	ThUS$
Wilmington	Wilmington Trust Company	Aircraft and engines	Airbus A319	—	—	—	—
			Airbus A320	—	—	—	—
			Boeing 767	—	—	—	—
			Boeing 777	99,775	160,418	115,727	132,643

Credit Agricole	Credit Agricole	Aircraft and engines	Airbus A319	3,331	1,409	4,441	2,401
			Airbus A320	178,598	118,362	238,131	114,450
			Airbus A321	5,266	3,443	7,022	3,920
			Boeing 767	—	—	—	—
			Boeing 787	87,817	54,259	117,089	45,703

Bank Of Utah	BNP Paribas	Aircraft and engines	Boeing 787	146,535	186,545	159,624	196,134

BOCOMM	BOCOMM	Aircraft and engines	Airbus A320N	242,188	254,760	—	—

CCB	CCB	Aircraft and engines	Airbus A320N	170,208	176,722	—	—

UMB Bank	Natixis	Aircraft and engines	Airbus A321	218,473	241,106	—	—

Total direct guarantee				1,152,191	1,197,024	642,034	495,251

(1) For syndicated loans, given their own characteristics, the guarantee agent is the representative of the creditors.

The amounts of the current debts are presented at their nominal value. The net book values correspond to the assets granted as collateral.

Schedule of letters of credit related assets
As of December 31, 2025, the Company keeps valid letters of credit related to right of use assets according to the following detail:

Creditor Guarantee	Debtor	Type	Value ThUS$	Release date
Empreendimientos Imobiliários	TAM Linhas Aéreas S.A.	One letter of credit	19,446	Apr 29, 2026
AerCap	LATAM Airlines Group S.A.	Six letters of credit	6,000	Jul 30, 2026
Aircastle	LATAM Airlines Group S.A.	Three letters of credit	834	Dec 4, 2026
BOC Aviation	LATAM Airlines Group S.A.	Four letters of credit	3,216	Oct 21, 2026
Brophunding Aviation House	LATAM Airlines Group S.A.	Two letters of credit	2,000	Dec 4, 2026
Celestial Aviation Services	LATAM Airlines Group S.A.	Eight letters of credit	13,586	Jan 20, 2026
Celestial Aviation (48)	LATAM Airlines Group S.A.	One letter of credit	9,660	Aug 30, 2026
DAE Capital	LATAM Airlines Group S.A.	Three letters of credit	1,844	Dec 4, 2026
Dune Aviation (15)	LATAM Airlines Group S.A.	One letter of credit	733	Dec 3, 2026
GE Capital Aviation	LATAM Airlines Group S.A.	Nine letters of credit	2,827	Feb 5, 2026
GY Aviation Lease 1910	LATAM Airlines Group S.A.	One letter of credit	1,020	Oct 24, 2026
Jackson Square Aviation	LATAM Airlines Group S.A.	Four letters of credit	1,220	Dec 2, 2026
MAM Engine Leasing	LATAM Airlines Group S.A.	Eight letters of credit	1,420	Nov 17, 2026
Marinescu	LATAM Airlines Group S.A.	Four letters of credit	5,800	Sep 9, 2026
Maverick Leasing	LATAM Airlines Group S.A.	Three letters of credit	2,359	Nov 14, 2026
Orix Aviation Systems	LATAM Airlines Group S.A.	One letter of credit	730	Nov 21, 2026
Pembroke Aircraft Leasing (1)	LATAM Airlines Group S.A.	Two letters of credit	1,496	Dec 3, 2026
PK AirFinance	LATAM Airlines Group S.A.	Three letters of credit	1,560	Nov 5, 2026
SMBC Aviation Capital	LATAM Airlines Group S.A.	Three letters of credit	1,005	Oct 29, 2026
Star Rising Aviation (45)	LATAM Airlines Group S.A.	Five letters of credit	1,979	Oct 28, 2026
Avolon / UMB Bank N.A.	LATAM Airlines Group S.A.	Three letters of credit	1,524	Aug 30, 2026
			80,259

Schedule of fully depreciated assets and commitments for future purchases
Fully depreciated assets and commitments for future purchases are as follows:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Gross book value of fully depreciated property, plant and equipment still in use	358,092	326,642
Commitments for the acquisition of aircraft (*)	21,276,000	20,400,000

(*) According to the manufacturer’s price list.

Schedule of purchase commitment
Aircraft purchase commitments:

	Year of delivery
Manufacturer	2026	2027	2028	2029-2030	Total
Airbus S.A.S.
A320neo Family	15	8	34	21	78
Embraer S.A.
Embraer 195-E2	12	12	—	—	24
The Boeing Company
Boeing 787-9	—	—	6	9	15
Total	27	20	40	30	117

Schedule of capitalized interest costs	Capitalized interest costs with respect to Property, plant and equipment.

		For the year ended December 31,
		2025	2024	2023
Average rate of capitalization of capitalized interest costs	%	6.72	10.77	10.66
Costs of capitalized interest	ThUS$	29,627	27,506	10,136